Long-Term Debt Long-Term Debt - Sabine Pass Liquefaction LC Agreement (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	$ 3.8
Sabine Pass Liquefaction LC Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 325.0
Line of Credit Facility, Base Interest Rate	2.00%
Sabine Pass Liquefaction LC Agreement [Member] | Unissued Portion [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.75%
Sabine Pass Liquefaction LC Agreement [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	2.50%